OPERATING EXPENSES - Salaries and employee benefit (Details) - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
OPERATING EXPENSES
Salaries	$ 602,370	$ 572,287	$ 1,211,954	$ 1,150,516
Social security contributions	154,432	141,066	314,303	284,170
Bonuses	153,956	209,541	307,329	443,545
Private premium	123,555	192,033	287,230	339,033
Indemnization payment	112,267	54,286	158,201	87,714
Other benefits	201,816	184,768	404,330	371,796
Total Salaries and employee benefit	$ 1,348,396	$ 1,353,981	$ 2,683,347	$ 2,676,774